THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%

	Shares	Value

COMMUNICATIONS SERVICES — 8.7%
Alphabet, Cl A *	3,864	$4,707,125
AT&T	259,610	8,839,721
Walt Disney	50,170	7,174,812
		20,721,658

CONSUMER DISCRETIONARY — 3.9%
Advance Auto Parts	30,090	4,532,758
Home Depot	22,464	4,800,332
		9,333,090

CONSUMER STAPLES — 8.7%
Colgate-Palmolive	75,545	5,419,598
General Mills	105,780	5,617,976
Hormel Foods	114,533	4,694,707
PepsiCo	38,140	4,874,673
		20,606,954

ENERGY — 6.5%
Chevron	57,900	7,128,069
ConocoPhillips	73,270	4,328,792
EOG Resources	46,765	4,014,775
		15,471,636

FINANCIALS — 20.5%
American International Group	87,592	4,904,276
Arthur J Gallagher	54,073	4,889,821
Bank of America	291,027	8,928,708
Chubb	31,416	4,801,622
JPMorgan Chase	73,569	8,534,004
US Bancorp	93,783	5,359,699
Wells Fargo	151,595	7,338,714
Western Alliance Bancorp *	80,985	4,003,898
		48,760,742

HEALTH CARE — 15.5%
Abbott Laboratories	55,972	4,875,161
Becton Dickinson	22,495	5,686,736
CVS Health	149,215	8,336,642
Johnson & Johnson	51,790	6,744,094
Medtronic PLC	63,135	6,435,982
UnitedHealth Group	18,933	4,714,506
		36,793,121

INDUSTRIALS — 12.1%
Boeing	12,627	4,308,080
Equifax	35,098	4,881,781
General Dynamics	26,998	5,020,008
Honeywell International	26,645	4,595,197
Northrop Grumman	14,950	5,166,271
Union Pacific	27,185	4,891,941
		28,863,278

INFORMATION TECHNOLOGY — 8.9%
Apple	11,772	2,507,907
Booz Allen Hamilton Holding, Cl A	35,655	2,451,281
Marvell Technology Group	95,905	2,518,465
Microsoft	52,003	7,086,449
Motorola Solutions	40,403	6,705,282
		21,269,384

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — 4.8%
Crown Castle International ‡	17,194	$2,291,272
Public Storage ‡	19,362	4,700,319
Simon Property Group ‡	28,019	4,544,682
		11,536,273

UTILITIES — 8.2%
CMS Energy	84,500	4,919,590
DTE Energy	37,085	4,713,874
Nextera Energy	22,806	4,724,719
WEC Energy Group	60,410	5,162,639
		19,520,822

Total Common Stock (Cost $170,922,426)		232,876,958

SHORT-TERM INVESTMENT — 2.0%

SEI Daily Income Trust, Government Fund, Cl F, 2.210% (A) (Cost $4,671,375)	4,671,375	4,671,375

Total Investments — 99.8% (Cost $175,593,801)		$237,548,333

Percentages are based on Net Assets of $238,026,402.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

PLC — Public Limited Company

As of July 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-007-2600

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LOW VOLATILITY EQUITY FUND
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 49.4%

	Shares	Value

COMMUNICATIONS SERVICES — 5.6%
Alphabet, Cl A *	109	$132,784
Walt Disney	962	137,576
		270,360

CONSUMER DISCRETIONARY — 4.3%
Amazon.com *	35	65,337
Home Depot	237	50,644
McDonald’s	435	91,663
		207,644

CONSUMER STAPLES — 4.7%
Colgate-Palmolive	1,494	107,180
McCormick	312	49,464
PepsiCo	537	68,634
		225,278

ENERGY — 2.0%
Chevron	797	98,119

FINANCIALS — 7.3%
Bank of America	4,310	132,231
Chubb	377	57,621
JPMorgan Chase	756	87,696
Wells Fargo	1,597	77,311
		354,859

HEALTH CARE — 0.8%
Johnson & Johnson	308	40,108

INDUSTRIALS — 5.2%
Boeing	201	68,577
Honeywell International	394	67,949
Union Pacific	631	113,548
		250,074

INFORMATION TECHNOLOGY — 9.0%
Amphenol, Cl A	455	42,461
Apple	621	132,298
Booz Allen Hamilton Holding, Cl A	663	45,581
Microsoft	695	94,708
Motorola Solutions	266	44,145
Texas Instruments	620	77,506
		436,699

MATERIALS — 1.6%
Sherwin-Williams	152	77,982

REAL ESTATE — 4.4%
Alexandria Real Estate Equities ‡	521	76,253
Boston Properties ‡	317	42,145
Public Storage ‡	380	92,249
		210,647

UTILITIES — 4.5%
CMS Energy	1,159	67,477
Nextera Energy	346	71,681

COMMON STOCK — continued

	Shares	Value

UTILITIES — continued
WEC Energy Group	943	$80,589
		219,747

Total Common Stock (Cost $1,585,200)		2,391,517

CONVERTIBLE BONDS — 23.2%

	Face Amount

CONSUMER DISCRETIONARY — 3.1%
Marriott Vacations Worldwide 1.500%, 09/15/22	$65,000	64,344
Tesla 2.375%, 03/15/22	85,000	86,268
		150,612

CONSUMER STAPLES — 1.9%
Vector Group 1.750%, 04/15/20 (A)	90,000	92,115

HEALTH CARE — 5.4%
Medicines Company 2.750%, 07/15/23	85,000	84,262
Teladoc Health 1.375%, 05/15/25	60,000	90,002
Wright Medical Group 2.250%, 11/15/21	60,000	86,759
		261,023

INFORMATION TECHNOLOGY — 10.9%
Akamai Technologies 0.125%, 05/01/25	90,000	101,178
Microchip Technology 2.250%, 02/15/37	75,000	96,660
Nice Systems 1.250%, 01/15/24	25,000	47,058
Splunk 1.125%, 09/15/25 (B)	100,000	115,604
Square 0.500%, 05/15/23	80,000	101,775
Teradyne 1.250%, 12/15/23	35,000	64,126
		526,401

UTILITIES — 1.9%
NextEra Energy Partners 1.500%, 09/15/20 (B)	90,000	90,727

Total Convertible Bonds (Cost $1,038,554)		1,120,878

CORPORATE OBLIGATIONS — 11.0%

FINANCIALS — 4.1%
BB&T MTN 2.500%, 08/01/24	50,000	49,933
KKR Group Finance VI 3.750%, 07/01/29 (B)	45,000	46,382
Northern Trust Corp 3.150%, 05/03/29	100,000	103,561
		199,876

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LOW VOLATILITY EQUITY FUND
July 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE — 2.1%
Bristol-Myers Squibb 3.200%, 06/15/26 (B)	$100,000	$103,480

INDUSTRIALS — 1.6%
AP Moller - Maersk 4.500%, 06/20/29 (B)	75,000	77,588

INFORMATION TECHNOLOGY — 2.2%
International Business Machines 3.500%, 05/15/29	100,000	104,804

MATERIALS — 1.0%
Cabot 4.000%, 07/01/29	45,000	45,684

Total Corporate Obligations (Cost $517,173)		531,432

CONVERTIBLE PREFERRED STOCK — 9.7%

	Shares

CONSUMER STAPLES — 1.5%
Bunge, 4.875%	700	72,450

HEALTH CARE — 1.5%
Becton Dickinson, 6.125%	1,200	73,980

INDUSTRIALS — 1.9%
Stanley Black & Decker, 5.375%	900	91,341

REAL ESTATE — 2.5%
Crown Castle International, 6.875% ‡	100	120,576

UTILITIES — 2.3%
DTE Energy, 6.500%	2,000	111,600

Total Convertible Preferred Stock (Cost $451,846)		469,947

U.S. TREASURY OBLIGATIONS — 4.8%

	Face Amount
U.S. Treasury Bond 3.000%, 02/15/49	$64,000	70,242

U.S. Treasury Notes 2.250%, 04/30/24	80,000	81,441
1.750%, 06/30/24	82,000	81,625
		163,066

Total U.S. Treasury Obligations (Cost $234,064)		233,308

SHORT-TERM INVESTMENT — 1.4%

	Shares
SEI Daily Income Trust, Government Fund, Cl F, 2.210% (C) (Cost $69,329)	69,329	69,329

Total Investments — 99.5% (Cost $3,896,166)		$4,816,411

Percentages are based upon Net Assets of $4,842,333.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2019 was $433,781 and represents 9.0% of Net Assets.

(C)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

MTN — Medium Term Note

The following is a summary of the inputs used as of July 31, 2019 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,391,517	$—	$—	$2,391,517
Convertible Bonds	—	1,120,878	—	1,120,878
Corporate Obligations	—	531,432	—	531,432
Convertible Preferred Stock	469,947	—	—	469,947
U.S. Treasury Obligations	—	233,308	—	233,308
Short-Term Investment	69,329	—	—	69,329

Total Investments in Securities	$2,930,793	$1,885,618	$—	$4,816,411

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-010-1800

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%

	Shares	Value

COMMUNICATIONS SERVICES — 1.0%
Cable One	149	$181,303

CONSUMER DISCRETIONARY — 6.6%
Burlington Stores *	1,050	189,788
Carter’s	2,655	246,968
Children’s Place	2,905	283,731
Installed Building Products *	3,240	172,627
LKQ *	4,155	111,894
Williams-Sonoma	2,838	189,238
		1,194,246

CONSUMER STAPLES — 5.7%
BJ’s Wholesale Club Holdings *	10,690	251,856
J&J Snack Foods	1,170	217,433
Lamb Weston Holdings	2,825	189,614
McCormick	1,250	198,175
Nomad Foods *	8,125	180,944
		1,038,022

ENERGY — 4.7%
Diamondback Energy	4,270	441,646
WPX Energy *	38,990	407,056
		848,702

FINANCIALS — 23.0%
Arthur J Gallagher	4,120	372,572
Assurant	4,195	475,545
Chemical Financial	8,772	368,775
Everest Re Group	1,420	350,229
First Republic Bank	3,435	341,302
Houlihan Lokey, Cl A	9,950	457,700
Markel *	325	362,027
Mercury General	3,413	193,551
New York Community Bancorp	15,935	183,730
Washington Federal	7,660	280,203
Western Alliance Bancorp *	7,283	360,071
White Mountains Insurance Group	70	75,320
Zions Bancorp	7,445	335,546
		4,156,571

HEALTH CARE — 5.8%
Cooper	1,100	371,140
PerkinElmer	2,830	243,720
STERIS PLC	2,140	318,560
Teleflex	355	120,608
		1,054,028

INDUSTRIALS — 16.2%
Alaska Air Group	1,635	103,594
Curtiss-Wright	2,850	361,693
Hubbell, Cl B	3,295	427,955
Huntington Ingalls Industries	1,570	358,431
IAA *	6,130	286,578
Ingersoll-Rand PLC	2,675	330,790
KAR Auction Services	6,130	163,916
nVent Electric PLC	11,285	279,755
Pentair PLC	6,095	236,547
UniFirst	958	188,601
Woodward	1,748	195,846
		2,933,706

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — 9.5%
Amdocs	5,790	$370,502
Booz Allen Hamilton Holding, Cl A	2,651	182,257
Coherent *	1,230	170,785
FLIR Systems	4,174	207,281
Genpact	4,490	178,163
Marvell Technology Group	9,220	242,117
Monolithic Power Systems	2,440	361,510
		1,712,615

MATERIALS — 7.4%
Albemarle	4,332	316,063
Eagle Materials	3,940	326,153
PolyOne	8,670	284,116
RPM International	2,680	181,784
Summit Materials, Cl A *	12,845	236,862
		1,344,978

REAL ESTATE — 12.7%
Alexandria Real Estate Equities ‡	2,918	427,078
American Homes 4 Rent, Cl A ‡	12,768	309,113
Americold Realty Trust ‡	9,421	315,886
Brandywine Realty Trust ‡	17,680	260,780
Hudson Pacific Properties ‡	7,495	264,574
Physicians Realty Trust ‡	19,475	335,165
Retail Properties of America, Cl A ‡	15,280	185,805
STAG Industrial ‡	6,300	187,236
		2,285,637

UTILITIES — 6.2%
Alliant Energy	8,979	444,820
DTE Energy	3,720	472,849
South Jersey Industries	5,760	196,128
		1,113,797

Total Common Stock (Cost $13,629,502)		17,863,605

SHORT-TERM INVESTMENT — 1.1%

SEI Daily Income Trust, Government Fund, Cl F, 2.210% (A) (Cost $191,229)	191,229	191,229

Total Investments — 99.9% (Cost $13,820,731)		$18,054,834

Percentages are based upon Net Assets of $18,077,685.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

PLC — Public Limited Company

As of July 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2019, there were no Level 3 securities.

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
July 31, 2019 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-011-1700

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.7%

	Shares	Value

COMMUNICATION SERVICES — 1.1%
Cable One	1,780	$2,165,904

CONSUMER DISCRETIONARY — 7.4%
Bloomin’ Brands	94,355	1,606,866
Carter’s	28,035	2,607,816
Children’s Place	30,305	2,959,889
Installed Building Products *	32,735	1,744,121
LKQ *	43,990	1,184,651
Oxford Industries	24,055	1,760,585
Williams-Sonoma	34,370	2,291,792
		14,155,720

CONSUMER STAPLES — 5.1%
BJ’s Wholesale Club Holdings *	111,171	2,619,189
J&J Snack Foods	11,709	2,176,001
Lamb Weston Holdings	29,750	1,996,820
Nomad Foods *	130,660	2,909,798
		9,701,808

ENERGY — 4.7%
Callon Petroleum *	352,920	1,736,366
Penn Virginia *	88,008	3,013,394
WPX Energy *	406,815	4,247,149
		8,996,909

FINANCIALS — 21.7%
Assurant	43,780	4,962,901
Chemical Financial	115,470	4,854,359
Everest Re Group	13,805	3,404,865
First Hawaiian	183,470	4,909,657
Houlihan Lokey, Cl A	76,790	3,532,340
Mercury General	68,891	3,906,808
New York Community Bancorp	168,120	1,938,424
Washington Federal	107,276	3,924,156
Western Alliance Bancorp *	86,998	4,301,181
White Mountains Insurance Group	740	796,240
Zions Bancorp	104,983	4,731,584
		41,262,515

HEALTH CARE — 4.9%
Cooper	8,530	2,878,022
PerkinElmer	29,648	2,553,286
STERIS PLC	19,170	2,853,646
Teleflex	3,002	1,019,900
		9,304,854

INDUSTRIALS — 16.3%
Alaska Air Group	16,335	1,034,985
Albany International, Cl A	24,853	2,137,109
Curtiss-Wright	24,960	3,167,674
Hubbell, Cl B	29,955	3,890,556
Huntington Ingalls Industries	18,104	4,133,143
IAA *	69,260	3,237,905
Interface, Cl A	117,072	1,622,618
KAR Auction Services	69,260	1,852,012
nVent Electric PLC	150,927	3,741,480
Pentair PLC	49,885	1,936,037
UniFirst	11,592	2,282,117
Woodward	17,793	1,993,528
		31,029,164

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — 11.1%
Amdocs	45,298	$2,898,619
Booz Allen Hamilton Holding, Cl A	39,042	2,684,137
CACI International, Cl A *	19,243	4,140,131
Coherent *	14,370	1,995,275
FLIR Systems	36,261	1,800,721
Genpact	52,395	2,079,034
MKS Instruments	24,075	2,049,505
Monolithic Power Systems	22,090	3,272,854
Viavi Solutions *	16,390	240,441
		21,160,717

MATERIALS — 8.2%
Albemarle	54,175	3,952,608
Eagle Materials	42,285	3,500,352
PolyOne	85,700	2,808,389
RPM International	31,900	2,163,777
Summit Materials, Cl A *	173,500	3,199,340
		15,624,466

REAL ESTATE — 13.0%
American Homes 4 Rent, Cl A ‡	141,165	3,417,605
Americold Realty Trust ‡	101,191	3,392,934
Brandywine Realty Trust ‡	221,320	3,264,470
Hudson Pacific Properties ‡	109,880	3,878,764
Physicians Realty Trust ‡	272,795	4,694,802
Retail Properties of America, Cl A ‡	149,025	1,812,144
STAG Industrial ‡	145,455	4,322,922
		24,783,641

UTILITIES — 6.2%
Alliant Energy	101,515	5,029,053
IDACORP	46,950	4,791,717
South Jersey Industries	58,974	2,008,065
		11,828,835

Total Common Stock (Cost $157,457,987)		190,014,533

SHORT-TERM INVESTMENT — 0.5%

SEI Daily Income Trust, Government Fund, Cl F, 2.210% (A) (Cost $994,050)	994,050	994,050

Total Investments — 100.2% (Cost $158,452,037)		$191,008,583

Percentages are based upon Net Assets of $190,577,715

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

PLC — Public Limited Company

As of July 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2019 , there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2019, there were no Level 3 securities.

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
July 31, 2019 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-006-2600

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP FUND
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.5%

	Shares	Value

COMMUNICATION SERVICES — 1.7%
Marcus	190,321	$6,659,332

CONSUMER DISCRETIONARY — 8.8%
Bloomin’ Brands	461,929	7,866,651
Children’s Place	76,219	7,444,310
Gentherm *	89,065	3,643,649
Installed Building Products *	143,725	7,657,668
Oxford Industries	113,990	8,342,928
		34,955,206

CONSUMER STAPLES — 5.5%
BJ’s Wholesale Club Holdings *	177,705	4,186,730
Central Garden & Pet, Cl A *	78,285	2,156,752
Hostess Brands, Cl A *	532,879	7,524,252
J&J Snack Foods	42,372	7,874,412
		21,742,146

ENERGY — 6.4%
Callon Petroleum *	1,236,677	6,084,451
Jagged Peak Energy *	575,757	4,226,056
Penn Virginia *	101,066	3,460,500
ProPetro Holding *	328,356	5,953,094
SRC Energy *	1,368,326	5,582,770
		25,306,871

FINANCIALS — 23.5%
Argo Group International Holdings	117,042	8,010,354
Berkshire Hills Bancorp	241,724	7,928,547
Central Pacific Financial	190,670	5,619,045
Columbia Banking System	214,822	8,100,938
Employers Holdings	96,712	4,245,657
Great Western Bancorp	239,071	8,085,381
Heritage Commerce	298,688	3,694,771
Houlihan Lokey, Cl A	174,152	8,010,992
Mercury General	105,749	5,997,026
Moelis, Cl A	133,650	4,870,206
Renasant	232,985	8,361,832
Safety Insurance Group	39,697	3,916,506
South State	101,449	8,123,021
Washington Federal	219,305	8,022,177
		92,986,453

HEALTH CARE — 4.0%
CONMED	89,265	7,797,298
Omnicell *	104,611	7,867,793
		15,665,091

INDUSTRIALS — 22.5%
Alamo Group	44,735	4,379,109
Albany International, Cl A	93,837	8,069,043
Apogee Enterprises	137,782	5,588,438
Columbus McKinnon	125,050	4,806,922
Comfort Systems USA	157,497	6,614,874
Continental Building Products *	301,456	7,409,788
Douglas Dynamics	138,618	5,697,200
Federal Signal	143,925	4,483,264
Interface, Cl A	525,787	7,287,408
Kaman	120,341	7,629,619
Knoll	313,010	7,590,492
Lydall *	152,218	3,592,345
UniFirst	39,826	7,840,545

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Universal Forest Products	197,832	$7,998,348
		88,987,395

INFORMATION TECHNOLOGY — 6.9%
Brooks Automation	100,437	3,896,956
Lattice Semiconductor *	202,675	3,919,734
Novanta *	87,938	7,394,706
OSI Systems *	36,587	4,118,233
Viavi Solutions *	553,210	8,115,591
		27,445,220

MATERIALS — 2.0%
Innospec	85,275	7,962,979

REAL ESTATE — 12.3%
Columbia Property Trust ‡	365,763	8,021,183
Easterly Government Properties ‡	446,701	8,429,248
National Storage Affiliates Trust ‡	147,380	4,464,140
PotlatchDeltic ‡	154,529	5,689,758
RPT Realty ‡	526,770	6,452,932
STAG Industrial ‡	256,973	7,637,238
Summit Hotel Properties ‡	710,001	7,888,111
		48,582,610

UTILITIES — 5.9%
Avista	177,233	8,158,035
NorthWestern	104,862	7,331,951
South Jersey Industries	230,702	7,855,403
		23,345,389

Total Common Stock (Cost $353,645,388)		393,638,692

SHORT-TERM INVESTMENT — 1.3%

SEI Daily Income Trust, Government Fund, Cl F, 2.210% (A) (Cost $4,938,720)	4,938,720	4,938,720

Total Investments — 100.8% (Cost $358,584,108)		$398,577,412

Percentages are based upon Net Assets of $395,565,507.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

As of July 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-009-2600

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 44.4%

	Shares	Value

COMMUNICATIONS SERVICES — 3.0%
AT&T	1,115,237	$37,973,820

CONSUMER DISCRETIONARY — 2.6%
Home Depot	158,127	33,790,158

CONSUMER STAPLES — 4.3%
Colgate-Palmolive	326,535	23,425,621
PepsiCo	249,596	31,900,865
		55,326,486

ENERGY — 5.0%
Enterprise Products Partners LP (A)	810,871	24,415,326
Magellan Midstream Partners (A)	190,230	12,581,812
Phillips 66 Partners (A)	236,111	12,339,161
Williams	594,255	14,642,443
		63,978,742

FINANCIALS — 7.6%
Bank of America	915,214	28,078,766
BB&T	302,661	15,596,121
Chubb	180,204	27,542,379
JPMorgan Chase	228,215	26,472,940
		97,690,206

HEALTH CARE — 1.7%
Johnson & Johnson	170,119	22,152,896

INDUSTRIALS — 6.9%
General Dynamics	81,805	15,210,822
Honeywell International	133,808	23,076,528
Norfolk Southern	68,185	13,031,517
Republic Services, Cl A	216,701	19,210,544
Union Pacific	102,462	18,438,037
		88,967,448

INFORMATION TECHNOLOGY — 7.1%
Booz Allen Hamilton Holding, Cl A	231,047	15,884,481
Cisco Systems	448,180	24,829,172
Microsoft	161,603	22,021,641
Monolithic Power Systems	43,175	6,396,808
Texas Instruments	174,039	21,756,615
		90,888,717

REAL ESTATE — 5.1%
Alexandria Real Estate Equities ‡	244,359	35,764,383
Boston Properties ‡	176,231	23,429,911
Vornado Realty Trust ‡	94,506	6,078,626
		65,272,920

UTILITIES — 1.1%
Nextera Energy	69,728	14,445,550

Total Common Stock (Cost $405,624,106)		570,486,943

CORPORATE OBLIGATIONS — 24.3%

	Face Amount

COMMUNICATION SERVICES — 2.2%
Comcast 3.300%, 10/01/20	$22,464,000	22,722,589

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

COMMUNICATION SERVICES — continued
Vodafone Group 4.875%, 06/19/49	$5,775,000	$6,198,984
		28,921,573

CONSUMER DISCRETIONARY — 2.2%
Boeing 3.200%, 03/01/29	17,425,000	17,906,718
Ford Motor Credit 3.350%, 11/01/22	1,746,000	1,744,239
Home Depot 2.950%, 06/15/29	7,844,000	8,021,736
		27,672,693

FINANCIALS — 14.0%
American Express 2.500%, 07/30/24	6,855,000	6,833,746
Bank of America
5.797%, VAR ICE LIBOR USD 3 Month+3.387%, 12/17/67	15,150,000	15,176,664
Bank of New York Mellon
4.950%, VAR ICE LIBOR USD 3 Month+3.420%, 12/20/67	17,678,000	17,832,682
BB&T MTN 2.500%, 08/01/24	13,500,000	13,481,875
Citigroup
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/29/49	19,657,000	20,562,598
Goldman Sachs Group
5.375%, VAR ICE LIBOR USD 3 Month+3.922%, 11/10/67	17,620,000	17,775,056
JPMorgan Chase
5.736%, VAR ICE LIBOR USD 3 Month+3.470%, 10/30/67	22,336,000	22,447,680
Morgan Stanley
5.913%, VAR ICE LIBOR USD 3 Month+3.610%, 07/15/68	21,071,000	21,123,677
Northern Trust Corp 3.150%, 05/03/29	25,000,000	25,890,216
SunTrust Banks
5.050%, VAR ICE LIBOR USD 3 Month+3.102%, 12/15/67	18,544,000	18,636,720
		179,760,914

HEALTH CARE — 0.5%
Bristol-Myers Squibb 3.200%, 06/15/26 (B)	5,776,000	5,977,004

INDUSTRIALS — 0.6%
Waste Management 4.150%, 07/15/49	7,117,000	7,866,431

INFORMATION TECHNOLOGY — 4.8%
Apple 2.850%, 05/06/21	11,867,000	12,008,851
Intel 3.300%, 10/01/21	23,151,000	23,704,783
International Business Machines 3.500%, 05/15/29	24,306,000	25,473,643
		61,187,277

Total Corporate Obligations (Cost $306,489,556)		311,385,892

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
July 31, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS — 14.9%

	Face Amount	Value

U.S. Treasury Bonds 3.000%, 02/15/49	$18,150,000	$19,920,334

U.S. Treasury Notes 2.750%, 02/15/28	13,700,000	14,519,860
2.625%, 02/15/29	28,700,000	30,196,660
2.375%, 05/15/29	18,125,000	18,691,406
2.250%, 04/30/24	10,858,000	11,053,529
2.125%, 03/31/24	35,860,000	36,287,238
2.000%, 05/31/24	29,500,000	29,717,793
1.750%, 06/30/24	10,650,000	10,601,326
		151,067,812
United States Treasury Inflation Indexed Bonds
0.875%, 01/15/29	19,199,185	20,237,810

Total U.S. Treasury Obligations (Cost $189,241,476)		191,225,956

PREFERRED STOCK — 9.0%

	Shares

FINANCIALS — 5.1%
Bank of America, Ser 5, 4.000%, VAR ICE LIBOR USD 3 Month+0.500%	599,059	13,071,467
BB&T, Ser D, 5.850%	516,190	13,085,416
PNC Financial Services Group, Ser Q, 5.375%	528,613	13,490,204
US Bancorp, Ser B, 3.500%, VAR ICE LIBOR USD 3 Month+0.600%	646,502	13,266,221
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month+3.090%	492,621	12,896,818
		65,810,126

HEALTH CARE — 2.8%
Becton Dickinson, 6.125%	588,950	36,308,768

UTILITIES — 1.1%
CenterPoint Energy, 7.000%	259,425	13,259,212

Total Preferred Stock (Cost $109,068,324)		115,378,106

CONVERTIBLE PREFERRED STOCK — 2.5%

REAL ESTATE — 1.5%
Crown Castle International, 6.875% ‡	16,280	19,629,773

UTILITIES — 1.0%
DTE Energy, 6.500%	233,200	13,012,560

Total Convertible Preferred Stock (Cost $30,960,267)		32,642,333

U.S. GOVERNMENT AGENCY OBLIGATION — 1.7%

	Face Amount

FHLMC 2.375%, 01/13/22	21,530,000	21,750,954
(Cost $21,558,827)		21,750,954

CONVERTIBLE BOND — 1.1%

	Face Amount	Value

REAL ESTATE — 1.1%
Extra Space Storage 3.125%, 10/01/35 (B)	$11,095,000	$13,792,838

(Cost $12,816,694)		13,792,838

SHORT-TERM INVESTMENT — 1.6%

	Shares

SEI Daily Income Trust, Government Fund, Cl F, 2.210% (C) (Cost $21,102,198)	21,102,198	21,102,198

Total Investments — 99.5% (Cost $1,096,861,448)		$1,277,765,220

Percentages are based upon Net Assets of $1,284,000,897.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is a Master Limited Partnership. At July 31, 2019, such securities amounted to $49,336,299, or 3.8% of the net assets of the Fund (See Note 2).
(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2019 was $19,769,842 and represents 1.5% of Net Assets.

(C)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of July 31, 2019 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$570,486,943	$—	$—	$570,486,943
Corporate Obligations	—	311,385,892	—	311,385,892
U.S. Treasury Obligations	—	191,225,956	—	191,225,956
Preferred Stock	115,378,106	—	—	115,378,106
Convertible Preferred Stock	32,642,333	—	—	32,642,333
U.S. Government Agency Obligation	—	21,750,954	—	21,750,954
Convertible Bond	—	13,792,838	—	13,792,838
Short-Term Investment	21,102,198	—	—	21,102,198

Total Investments in Securities	$739,609,580	$538,155,640	$—	$1,277,765,220

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
July 31, 2019 (Unaudited)

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-005-2500

3

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.2%

	Shares	Value

BRAZIL — 5.7%
BB Seguridade Participacoes	437,604	$3,727,778
Porto Seguro	241,520	3,296,547
Raia Drogasil	90,707	1,960,860
Vale	276,446	3,597,235
		12,582,420

CANADA — 2.1%
Barrick Gold	276,707	4,497,170

CHILE — 4.6%
Banco de Chile	20,983,345	3,010,331
Cia Cervecerias Unidas	207,034	2,902,531
Enel Americas	25,737,092	4,246,530
		10,159,392

CHINA — 1.7%
NetEase ADR	16,378	3,780,370

EGYPT — 1.9%
Commercial International Bank Egypt SAE	964,905	4,216,780

HONG KONG — 21.3%
AIA Group	415,739	4,281,584
Anhui Conch Cement, Cl H	370,032	2,152,478
ASM Pacific Technology	223,501	2,623,036
BOC Hong Kong Holdings	868,086	3,317,164
China Construction Bank, Cl H	3,623,095	2,796,800
China Merchants Bank, Cl H	660,851	3,293,872
China Overseas Land & Investment	1,057,455	3,626,017
China Resources Gas Group	654,757	3,318,184
China Resources Land	889,501	3,839,840
CNOOC	2,471,603	4,071,086
Galaxy Entertainment Group	531,798	3,649,077
Ping An Insurance Group of China, Cl H	326,379	3,872,423
Samsonite International	1,093,549	2,156,067
Tencent Holdings	82,725	3,861,823
		46,859,451

INDIA — 14.1%
Adani Ports & Special Economic Zone	624,258	3,424,250
Bharat Electronics	2,278,632	3,407,951
Bharat Forge	448,161	2,749,111
HCL Technologies	249,014	3,746,840
HDFC Bank ADR	20,822	2,394,114
Indraprastha Gas	797,499	3,518,352
Reliance Industries GDR	89,373	2,986,061
Tata Consultancy Services	106,745	3,424,772
Titan	180,145	2,766,295
UPL	304,436	2,630,691
		31,048,437

INDONESIA — 5.4%
Bank Central Asia	1,279,456	2,823,465

COMMON STOCK — continued

	Shares	Value

INDONESIA — continued
Bank Mandiri Persero	4,275,556	$2,421,540
Perusahaan Gas Negara	18,445,293	2,693,760
Telekomunikasi Indonesia Persero	13,064,496	3,991,837
		11,930,602

LUXEMBOURG — 1.6%
Tenaris ADR	143,496	3,584,530

MEXICO — 7.1%
Alsea *	1,676,202	3,426,095
Arca Continental	560,576	2,978,720
Fomento Economico Mexicano ADR	29,654	2,689,618
Genomma Lab Internacional, Cl B *	2,278,923	2,083,451
Promotora y Operadora de Infraestructura	225,889	2,033,311
Wal-Mart de Mexico	852,289	2,515,006
		15,726,201

PHILIPPINES — 1.4%
Ayala Land	3,216,532	3,140,213

SINGAPORE — 1.5%
DBS Group Holdings	169,977	3,241,869

SOUTH AFRICA — 7.2%
AVI	478,936	2,895,904
Bidvest Group	253,958	3,260,344
Clicks Group	173,967	2,474,306
MTN Group	522,663	4,098,312
Sanlam	605,958	3,138,034
		15,866,900

SOUTH KOREA — 4.9%
Hankook Tire & Technology	76,404	1,993,339
Hanon Systems	360,746	3,556,860
Kolmar Korea	37,993	1,776,536
Samsung Electronics	90,168	3,429,637
		10,756,372

TAIWAN — 7.0%
Advantech	293,922	2,479,629
Catcher Technology	423,541	3,116,905
Sinbon Electronics	387,064	1,653,622
Taiwan Semiconductor Manufacturing	505,808	4,187,743
Tripod Technology	1,183,487	3,950,488
		15,388,387

THAILAND — 3.0%
Kasikornbank NVDR	241,956	1,355,122
Siam Cement NVDR	175,695	2,473,520
Tisco Financial Group NVDR	818,583	2,684,594
		6,513,236

TURKEY — 1.7%
TAV Havalimanlari Holding	849,737	3,829,932

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — 3.0%
Credicorp	15,282	$3,331,323
Southern Copper	90,686	3,245,652
		6,576,975

Total Common Stock (Cost $179,299,329)		209,699,237

PREFERRED STOCK — 2.4%

BRAZIL — 2.4%
Banco Bradesco, 3.260%	388,375	3,525,177
Petroleo Brasileiro (A)	253,420	1,743,763

Total Preferred Stock (Cost $3,554,438)		5,268,940

Total Investments — 97.6% (Cost $182,853,767)		$214,968,177

Percentages are based upon Net Assets of $220,216,135.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

The following is a summary of the inputs used as of July 31, 2019 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Brazil	$12,582,420	$–	$–	$12,582,420
Canada	4,497,170	–	–	4,497,170
Chile	10,159,392	–	–	10,159,392
China	3,780,370	–	–	3,780,370
Egypt	–	4,216,780	–	4,216,780
Hong Kong	–	46,859,451	–	46,859,451
India	2,394,114	28,654,323	–	31,048,437
Indonesia	–	11,930,602	–	11,930,602
Luxembourg	3,584,530	–	–	3,584,530
Mexico	15,726,201	–	–	15,726,201
Philippines	–	3,140,213	–	3,140,213
Singapore	–	3,241,869	–	3,241,869
South Africa	–	15,866,900	–	15,866,900
South Korea	–	10,756,372	–	10,756,372
Taiwan	–	15,388,387	–	15,388,387
Thailand	–	6,513,236	–	6,513,236
Turkey	–	3,829,932	–	3,829,932
United States	6,576,975	–	–	6,576,975

Total Common Stock	59,301,172	150,398,065	–	209,699,237

Preferred Stock Brazil	5,268,940	–	–	5,268,940

Total Investments in Securities	$64,570,112	$150,398,065	$–	$214,968,177

‡ Represents securities trading primarily outside the United States, the values of which were adjusted as a result of market closures on which these securities trade.

For the period ended July 31, 2019, there were $150,398,065 in transfers from Level 1 to Level 2. Transfers between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-013-1400

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 95.7%

	Face Amount	Value

COMMUNICATION SERVICES — 15.5%
CCO Holdings
5.875%, 04/01/24 (A)	$250,000	$260,000
5.125%, 02/15/23	425,000	431,375
5.125%, 05/01/23 (A)	130,000	133,107
CenturyLink
6.750%, 12/01/23	125,000	134,894
6.450%, 06/15/21	400,000	419,520
5.800%, 03/15/22	245,000	254,800
5.625%, 04/01/20	145,000	146,902
Cinemark USA
4.875%, 06/01/23	255,000	258,218
Clear Channel International BV
8.750%, 12/15/20 (A)	275,000	279,812
Clear Channel Worldwide Holdings
6.500%, 11/15/22	245,000	250,145
Cogent Communications Group
5.375%, 03/01/22 (A)	240,000	250,200
CSC Holdings
6.750%, 11/15/21	455,000	486,850
DISH DBS
6.750%, 06/01/21	425,000	442,404
5.875%, 07/15/22	150,000	151,615
5.125%, 05/01/20	460,000	465,175
Gray Television
5.125%, 10/15/24 (A)	190,000	194,988
Inmarsat Finance
6.500%, 10/01/24 (A)	200,000	209,500
4.875%, 05/15/22 (A)	295,000	297,366
Intelsat Jackson Holdings
9.500%, 09/30/22 (A)	120,000	140,100
8.000%, 02/15/24 (A)	240,000	249,324
Level 3 Financing
5.625%, 02/01/23	120,000	121,560
5.125%, 05/01/23	135,000	135,678
Live Nation Entertainment
5.375%, 06/15/22 (A)	150,000	151,875
Meredith
6.875%, 02/01/26	150,000	159,000
Nexstar Broadcasting
6.125%, 02/15/22 (A)	120,000	121,800
5.625%, 08/01/24 (A)	95,000	98,681
Sinclair Television Group
6.125%, 10/01/22	125,000	127,188
Sirius XM Radio
4.625%, 05/15/23 (A)	125,000	126,875
4.625%, 07/15/24 (A)	75,000	77,198
3.875%, 08/01/22 (A)	180,000	181,800
Sprint
7.875%, 09/15/23	365,000	406,975
7.250%, 09/15/21	500,000	536,875
Sprint Communications
11.500%, 11/15/21	60,000	70,200
9.250%, 04/15/22	120,000	139,200
7.000%, 08/15/20	125,000	129,651
6.000%, 11/15/22	255,000	270,938
TEGNA
6.375%, 10/15/23	335,000	343,844
Townsquare Media
6.500%, 04/01/23 (A)	210,000	206,850
Zayo Group
6.375%, 05/15/25	185,000	189,653
6.000%, 04/01/23	230,000	236,325
		9,288,461

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — 26.7%
1011778 BC ULC
4.625%, 01/15/22 (A)	$255,000	$255,255
ADT Security
6.250%, 10/15/21	185,000	196,568
3.500%, 07/15/22	165,000	163,969
Ahern Rentals
7.375%, 05/15/23 (A)	150,000	129,750
Albertsons
6.625%, 06/15/24	345,000	359,662
Altice Financing
6.625%, 02/15/23 (A)	200,000	206,250
American Airlines Group
5.500%, 10/01/19 (A)	200,000	200,660
Beazer Homes USA
8.750%, 03/15/22	150,000	155,373
Boyd Gaming
6.875%, 05/15/23	245,000	253,269
Boyne USA
7.250%, 05/01/25 (A)	150,000	163,500
Builders FirstSource
5.625%, 09/01/24 (A)	135,000	139,725
Cablevision Systems
5.875%, 09/15/22	225,000	238,781
Cedar Fair
5.375%, 06/01/24	195,000	200,362
Covanta Holding
5.875%, 03/01/24	180,000	184,950
CSC Holdings
5.375%, 07/15/23 (A)	320,000	328,192
Dana
6.000%, 09/15/23	175,000	178,719
Eldorado Resorts
7.000%, 08/01/23	265,000	276,925
Entercom Media
7.250%, 11/01/24 (A)	250,000	261,875
Great Lakes Dredge & Dock
8.000%, 05/15/22	360,000	384,192
Griffon
5.250%, 03/01/22	315,000	313,819
Group 1 Automotive
5.250%, 12/15/23 (A)	250,000	255,312
Hertz
7.625%, 06/01/22 (A)	340,000	352,451
7.375%, 01/15/21	220,000	220,176
5.875%, 10/15/20	165,000	165,049
Hilton Domestic Operating
5.125%, 05/01/26	185,000	192,189
Icahn Enterprises
6.750%, 02/01/24	175,000	182,875
6.250%, 02/01/22	205,000	210,662
6.000%, 08/01/20	315,000	315,000
International Game Technology
6.250%, 02/15/22 (A)	400,000	421,000
KB Home
8.000%, 03/15/20	135,000	138,712
7.500%, 09/15/22	160,000	178,800
Lennar
6.625%, 05/01/20	180,000	184,050
4.750%, 11/15/22	125,000	129,390
Levi Strauss
5.000%, 05/01/25	110,000	114,125
M/I Homes
6.750%, 01/15/21	150,000	151,125
Marriott Ownership Resorts
6.500%, 09/15/26	180,000	193,104

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
July 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — continued
5.625%, 04/15/23	$180,000	$181,125
MasTec
4.875%, 03/15/23	320,000	324,400
Mattel
3.150%, 03/15/23	110,000	105,875
2.350%, 08/15/21	205,000	201,156
Mclaren Finance
5.750%, 08/01/22 (A)	210,000	196,535
Mediacom Broadband
5.500%, 04/15/21	31,000	31,000
Meritage Homes
7.150%, 04/15/20	145,000	148,625
Meritor
6.250%, 02/15/24	315,000	324,450
MGM Resorts International
7.750%, 03/15/22	335,000	374,262
6.750%, 10/01/20	145,000	151,074
6.625%, 12/15/21	175,000	189,457
6.000%, 03/15/23	155,000	168,175
Multi-Color
6.125%, 12/01/22 (A)	240,000	247,351
Navistar International
6.625%, 11/01/25 (A)	65,000	66,706
NCL
4.750%, 12/15/21 (A)	349,000	354,472
Nexstar Broadcasting
5.875%, 11/15/22	255,000	261,056
Nielsen Finance
5.000%, 04/15/22 (A)	315,000	314,512
Nielsen Luxembourg SARL
5.500%, 10/01/21 (A)	175,000	175,166
Party City Holdings
6.125%, 08/15/23 (A)	225,000	225,562
Penske Automotive Group
3.750%, 08/15/20	275,000	275,688
Prime Security Services Borrower
9.250%, 05/15/23 (A)	133,000	139,733
5.250%, 04/15/24 (A)	115,000	117,302
Quad
7.000%, 05/01/22	154,000	157,080
Scientific Games International
10.000%, 12/01/22	234,000	243,950
6.625%, 05/15/21	190,000	192,375
Shea Homes
5.875%, 04/01/23 (A)	215,000	221,192
Taylor Morrison Communities
6.625%, 05/15/22	255,000	263,797
5.875%, 04/15/23 (A)	150,000	157,500
Tempur Sealy International
5.625%, 10/15/23	185,000	190,106
United Airlines Holdings
6.000%, 12/01/20	320,000	332,000
United Rentals North America
4.625%, 07/15/23	225,000	230,000
Weight Watchers International
8.625%, 12/01/25 (A)	80,000	77,694
WESCO Distribution
5.375%, 12/15/21	100,000	100,625
William Lyon Homes
7.000%, 08/15/22	175,000	175,263
6.000%, 09/01/23	85,000	85,638
WMG Acquisition
5.000%, 08/01/23 (A)	175,000	178,063
Wyndham Destinations
4.250%, 03/01/22	340,000	344,148

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — continued
Wynn Las Vegas
4.250%, 05/30/23 (A)	$180,000	$181,368
XPO Logistics
6.500%, 06/15/22 (A)	319,000	324,066
		16,024,363

CONSUMER STAPLES — 1.2%
B&G Foods
4.625%, 06/01/21	260,000	260,325
Performance Food Group
5.500%, 06/01/24 (A)	290,000	294,350
Pilgrim’s Pride
5.750%, 03/15/25 (A)	170,000	175,525
		730,200

ENERGY — 4.7%
Antero Resources
5.625%, 06/01/23	165,000	155,925
5.375%, 11/01/21	325,000	320,833
Ascent Resources Utica Holdings
10.000%, 04/01/22 (A)	117,000	115,537
Calpine
6.000%, 01/15/22 (A)	250,000	251,875
5.875%, 01/15/24 (A)	140,000	143,150
CNX Resources
5.875%, 04/15/22	122,000	116,248
Crestwood Midstream Partners
6.250%, 04/01/23	150,000	152,632
Energy Transfer Operating
7.500%, 10/15/20	285,000	300,989
Gulfport Energy
6.625%, 05/01/23	65,000	54,438
Nabors Industries
5.000%, 09/15/20	26,000	26,195
4.625%, 09/15/21	255,000	249,900
NuStar Logistics
4.800%, 09/01/20	130,000	131,788
4.750%, 02/01/22	175,000	178,063
Oasis Petroleum
6.875%, 03/15/22	120,000	119,442
Precision Drilling
6.500%, 12/15/21	51,941	51,162
QEP Resources
6.800%, 03/01/20	100,000	100,500
Summit Midstream Holdings
5.500%, 08/15/22	395,000	379,200
		2,847,877

FINANCIALS — 9.0%
Alliant Holdings Intermediate
8.250%, 08/01/23 (A)	270,000	276,075
Ally Financial
8.000%, 03/15/20	135,000	139,219
4.250%, 04/15/21	340,000	345,362
Antero Midstream Partners
5.375%, 09/15/24	195,000	187,687
Carrizo Oil & Gas
6.250%, 04/15/23	100,000	98,200
DCP Midstream Operating
5.350%, 03/15/20 (A)	155,000	157,341
FelCor Lodging
6.000%, 06/01/25	155,000	162,362
Fiat Chrysler Automobiles
4.500%, 04/15/20	260,000	262,600

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
July 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Kennedy-Wilson
5.875%, 04/01/24	$150,000	$153,153
Ladder Capital Finance Holdings LLLP
5.875%, 08/01/21 (A)	40,000	40,500
5.250%, 03/15/22 (A)	210,000	215,250
Nationstar Mortgage
6.500%, 07/01/21	395,000	393,862
Navient MTN
8.000%, 03/25/20	269,000	277,406
7.250%, 01/25/22	185,000	201,188
6.625%, 07/26/21	215,000	228,076
6.125%, 03/25/24	175,000	183,988
Oxford Finance
6.375%, 12/15/22 (A)	140,000	144,200
Range Resources
5.750%, 06/01/21	205,000	203,975
SM Energy
6.125%, 11/15/22	120,000	117,300
Solera
10.500%, 03/01/24 (A)	260,000	278,447
Springleaf Finance
7.750%, 10/01/21	250,000	273,150
6.125%, 05/15/22	325,000	348,563
6.125%, 03/15/24	190,000	205,853
Starwood Property Trust
5.000%, 12/15/21	175,000	180,688
Sunoco
4.875%, 01/15/23	95,000	96,634
Transocean
9.000%, 07/15/23 (A)	32,000	33,671
Whiting Petroleum
6.250%, 04/01/23	200,000	195,520
		5,400,270

HEALTH CARE — 10.1%
Acadia Healthcare
6.500%, 03/01/24	185,000	189,625
6.125%, 03/15/21	200,000	200,250
Bausch Health
7.000%, 03/15/24 (A)	300,000	316,500
6.500%, 03/15/22 (A)	300,000	311,025
6.125%, 04/15/25 (A)	195,000	200,606
5.875%, 05/15/23 (A)	380,000	382,736
DaVita
5.750%, 08/15/22	155,000	156,627
Eagle Holding II
7.750% cash/8.500% PIK, 05/15/22 (A)	110,000	110,962
7.625% cash/8.375% PIK, 05/15/22 (A)	110,000	110,825
Encompass Health
5.750%, 11/01/24	143,000	144,612
HCA
7.500%, 02/15/22	250,000	276,800
HCA Healthcare
6.250%, 02/15/21	460,000	482,016
Hill-Rom Holdings
5.750%, 09/01/23 (A)	235,000	242,344
5.000%, 02/15/25 (A)	80,000	82,700
Horizon Pharma USA
8.750%, 11/01/24 (A)	200,000	215,920
6.625%, 05/01/23	203,000	209,780
IQVIA
4.875%, 05/15/23 (A)	135,000	138,071

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE — continued
Jaguar Holding II
6.375%, 08/01/23 (A)	$210,000	$217,613
Kinetic Concepts
12.500%, 11/01/21 (A)	120,000	131,100
7.875%, 02/15/21 (A)	341,000	348,509
Prestige Brands
6.375%, 03/01/24 (A)	195,000	202,498
5.375%, 12/15/21 (A)	199,000	199,995
Select Medical
6.375%, 06/01/21	280,000	280,350
Tenet Healthcare
8.125%, 04/01/22	285,000	304,594
6.000%, 10/01/20	250,000	257,187
4.750%, 06/01/20	155,000	156,937
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/21	220,000	206,459
		6,076,641

INDUSTRIALS — 8.7%
Air Canada
7.750%, 04/15/21 (A)	305,000	326,997
American Airlines Group
4.625%, 03/01/20 (A)	235,000	236,469
American Axle & Manufacturing
6.625%, 10/15/22	184,000	186,313
Ardagh Packaging Finance
7.250%, 05/15/24 (A)	365,000	385,265
ATS Automation Tooling Systems
6.500%, 06/15/23 (A)	270,000	278,775
Avolon Holdings Funding
5.250%, 05/15/24 (A)	250,000	268,355
BCD Acquisition
9.625%, 09/15/23 (A)	230,000	240,062
Bombardier
6.125%, 01/15/23 (A)	125,000	126,875
6.000%, 10/15/22 (A)	445,000	444,444
5.750%, 03/15/22 (A)	260,000	265,525
Brand Industrial Services
8.500%, 07/15/25 (A)	200,000	175,000
Cloud Crane
10.125%, 08/01/24 (A)	275,000	294,250
CPG Merger Sub
8.000%, 10/01/21 (A)	315,000	315,000
DAE Funding
4.500%, 08/01/22 (A)	210,000	213,738
4.000%, 08/01/20 (A)	140,000	141,050
FXI Holdings
7.875%, 11/01/24 (A)	220,000	198,000
GFL Environmental
5.625%, 05/01/22 (A)	345,000	347,587
Grinding Media
7.375%, 12/15/23 (A)	165,000	157,988
Mauser Packaging Solutions Holding
5.500%, 04/15/24 (A)	235,000	234,636
Moog
5.250%, 12/01/22 (A)	155,000	157,325
Zekelman Industries
9.875%, 06/15/23 (A)	235,000	247,631
		5,241,285

INFORMATION TECHNOLOGY — 7.0%
Advanced Micro Devices
7.500%, 08/15/22	185,000	209,281

3

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
July 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — continued
Anixter
5.500%, 03/01/23	$130,000	$138,775
Ascend Learning
6.875%, 08/01/25 (A)	155,000	160,619
CommScope
5.500%, 03/01/24 (A)	190,000	192,375
5.500%, 06/15/24 (A)	200,000	184,500
5.000%, 06/15/21 (A)	250,000	250,000
Dell International
7.125%, 06/15/24 (A)	215,000	227,363
5.875%, 06/15/21 (A)	420,000	427,259
EMC
2.650%, 06/01/20	315,000	313,265
Exela Intermediate
10.000%, 07/15/23 (A)	220,000	179,894
First Data
5.750%, 01/15/24 (A)	70,000	72,016
Genesys Telecommunications Laboratories
10.000%, 11/30/24 (A)	290,000	316,462
JDA Escrow
7.375%, 10/15/24 (A)	205,000	213,200
Nuance Communications
6.000%, 07/01/24	150,000	155,625
Sabre GLBL
5.375%, 04/15/23 (A)	230,000	235,196
TIBCO Software
11.375%, 12/01/21 (A)	350,000	369,687
Unisys
10.750%, 04/15/22 (A)	340,000	373,575
Xerox
4.125%, 03/15/23	200,000	200,500
		4,219,592

MATERIALS — 9.5%
AK Steel
7.500%, 07/15/23	130,000	132,844
Allegheny Technologies
7.875%, 08/15/23	160,000	172,400
5.950%, 01/15/21	170,000	174,037
American Builders & Contractors Supply
5.750%, 12/15/23 (A)	155,000	160,425
ARD Finance
7.125% cash/7.875% PIK,
09/15/23	220,000	226,600
Ardagh Packaging Finance
4.250%, 09/15/22 (A)	200,000	203,100
Aruba Investments
8.750%, 02/15/23 (A)	170,000	170,000
Ashland
4.750%, 08/15/22	125,000	129,869
Berry Global
5.125%, 07/15/23	215,000	219,569
Cascades
5.750%, 07/15/23 (A)	220,000	223,091
5.500%, 07/15/22 (A)	190,000	191,900
Chemours
6.625%, 05/15/23	195,000	195,854
Clearwater Paper
4.500%, 02/01/23	210,000	206,325
Crown Americas
4.500%, 01/15/23	195,000	201,337
First Quantum Minerals
7.250%, 05/15/22 (A)	200,000	201,310

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS — continued
Graphic Packaging International
4.750%, 04/15/21	$195,000	$198,900
Joseph T Ryerson & Son
11.000%, 05/15/22 (A)	140,000	147,896
Kraton Polymers
7.000%, 04/15/25 (A)	325,000	329,875
Mercer International
7.750%, 12/01/22	74,000	76,035
6.500%, 02/01/24	195,000	196,950
Northwest Acquisitions ULC
7.125%, 11/01/22 (A)	210,000	142,800
NOVA Chemicals
5.250%, 08/01/23 (A)	195,000	198,412
OCI
6.625%, 04/15/23 (A)	250,000	260,000
OI European Group BV
4.000%, 03/15/23 (A)	165,000	165,825
Reynolds Group Issuer
5.803%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/21 (A)	320,000	321,200
5.750%, 10/15/20	513,627	515,492
5.125%, 07/15/23 (A)	155,000	157,712
US Concrete
6.375%, 06/01/24	185,000	192,400
		5,712,158

REAL ESTATE — 3.3%
ESH Hospitality
5.250%, 05/01/25 (A)	210,000	216,038
Forestar Group
8.000%, 04/15/24 (A)	100,000	106,500
Iron Mountain
5.750%, 08/15/24	260,000	261,872
iStar
6.500%, 07/01/21	195,000	197,925
6.000%, 04/01/22	170,000	174,250
4.625%, 09/15/20	55,000	55,550
Lamar Media
5.000%, 05/01/23	130,000	132,073
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	55,000	58,713
Outfront Media Capital
5.625%, 02/15/24	260,000	267,150
Realogy Group
5.250%, 12/01/21 (A)	80,000	77,000
RHP Hotel Properties
5.000%, 04/15/21	210,000	210,210
SBA Communications
4.875%, 07/15/22	245,000	247,455
		2,004,736
Total Corporate Obligations (Cost $57,383,505)		57,545,583

Total Investments — 95.7% (Cost $57,383,505)		$57,545,583

Percentages are based upon Net Assets of $60,136,130.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2019 was $25,538,195 and represents 42.5% of Net Assets.

4

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
July 31, 2019 (Unaudited)

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLLP — Limited Liability Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

As of July 31, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-012-1600

5

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
CONVERTIBLE BONDS — 75.9%

	Face Amount		Value

AUSTRIA — 0.8%
ams
0.875%, 09/28/22		$400,000	$345,893

BELGIUM — 0.8%
Bekaert
4.353%, 06/09/21 (A)	EUR	300,000	315,164

CANADA — 0.3%
Tilray
5.000%, 10/01/23 (B)		$130,000	103,358

CHINA — 12.1%
Angang Steel
1.005%, 05/25/23 (A)	HKD	6,000,000	725,903
Bilibili
1.375%, 04/01/26 (B)		$400,000	371,313
China Conch Venture Holdings International
0.523%, 09/05/23 (A)	HKD	6,000,000	784,131
China Evergrande Group
4.250%, 02/14/23		3,000,000	356,035
China Mengniu Dairy
0.990%, 06/05/22 (A)		$800,000	802,577
Shui On Development Holding
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+8.809%, 12/04/67		500,000	502,398
Zhejiang Expressway
0.541%, 04/21/22 (A)	EUR	800,000	876,099
Zhongsheng Group Holdings
1.659%, 05/23/23 (A)	HKD	4,000,000	533,809
			4,952,265

GERMANY — 0.4%
Consus Real Estate
4.000%, 11/29/22	EUR	200,000	180,031

HONG KONG — 7.3%
Bagan Capital
1.189%, 09/23/21 (A)		$600,000	594,516
China Overseas Finance Investment Cayman V
0.000%, 01/05/23 (A)		1,000,000	1,098,536
Haitong International Securities Group
1.183%, 10/25/21 (A)	HKD	10,000,000	1,289,102
			2,982,154

JAPAN — 6.1%
Gunma Bank
4.303%, 10/11/19 (A)		$600,000	587,419
LIXIL Group
1.677%, 03/04/20 (A)	JPY	50,000,000	453,496
Shiga Bank
4.282%, 06/23/20 (A)		$500,000	472,375
Yamaguchi Financial Group
1.833%, VAR ICE LIBOR USD 3 Month+-0.500%, 03/26/20		1,000,000	977,097
			2,490,387

CONVERTIBLE BONDS — continued

	Face Amount		Value

MALAYSIA — 1.6%
Top Glove Labuan
2.000%, 03/01/24		$680,000	$665,894

MEXICO — 5.3%
America Movil
0.562%, 05/28/20 (A)	EUR	900,000	993,940
Cemex
3.720%, 03/15/20		$1,200,000	1,197,822
			2,191,762

NORWAY — 1.5%
Telenor East Holding II MTN
0.250%, 09/20/19		600,000	598,158

SINGAPORE — 2.6%
CapitaLand
1.850%, 06/19/20	SGD	1,250,000	900,634
OUE
1.500%, 04/13/23		250,000	177,497
			1,078,131

UNITED ARAB EMIRATES — 3.7%
Aabar Investments PJS MTN
0.500%, 03/27/20	EUR	400,000	430,318
DP World
1.750%, 06/19/24		$800,000	773,120
NMC Health Jersey
1.875%, 04/30/25		400,000	337,165
			1,540,603

UNITED KINGDOM — 0.9%
Vodafone Group MTN
1.526%, 11/26/20 (A)	GBP	300,000	359,308

UNITED STATES — 32.5%
Accelerate Diagnostics
2.500%, 03/15/23		$245,000	190,963
Allscripts Healthcare Solutions
1.250%, 07/01/20 (C)		600,000	594,411
Clovis Oncology
2.500%, 09/15/21		1,000,000	857,574
Colony Capital
3.875%, 01/15/21		650,000	638,623
Dermira
3.000%, 05/15/22		500,000	426,938
Encore Capital Group
3.000%, 07/01/20		800,000	809,945
Herbalife
2.000%, 08/15/19		1,000,000	998,698
IAC Financeco 3
2.000%, 01/15/30 (B)		675,000	728,351
Invacare
5.000%, 02/15/21		190,000	156,058
j2 Global
3.250%, 06/15/29 (C)		250,000	350,116
NextEra Energy Partners
1.500%, 09/15/20 (B)		1,000,000	1,008,080
NII Holdings
4.250%, 08/15/23 (B)		600,000	611,488
PennyMac
5.375%, 05/01/20		800,000	806,073
PRA Group
3.000%, 08/01/20		500,000	492,419

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
July 31, 2019 (Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Value

Rovi
0.500%, 03/01/20	$800,000	$780,000
RWT Holdings
5.625%, 11/15/19	650,000	653,266
SolarCity
1.625%, 11/01/19	819,000	803,994
SunPower
0.875%, 06/01/21	550,000	505,709
Tesla
1.250%, 03/01/21	500,000	486,741
Teva Pharmaceutical Finance
0.250%, 02/01/26	900,000	825,184
Vector Group
4.375%, 04/15/20 (D)	500,000	511,750
Verastem
5.000%, 11/01/48 (C)	250,000	126,575
		13,362,956

Total Convertible Bonds (Cost $31,050,114)		31,166,064

COMMON STOCK — 0.1%

	Shares

UNITED STATES — 0.1%
Pacific Biosciences of California *	10,000	54,000

(Cost $68,905)		54,000

SHORT-TERM INVESTMENT — 2.0%

SEI Daily Income Trust, Government Fund, Cl F, 2.210% (E) (Cost $820,385)	820,385	820,385

Total Investments — 78.0% (Cost $31,939,404)		$32,040,449

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (1.7)%

UNITED STATES — (1.7)%
Encore Capital Group *	(1,750)	$(62,965)
j2 Global *	(3,130)	(278,852)
PRA Group *	(750)	(23,347)
Wright Medical Group *	(10,900)	(314,574)

Total Common Stock (Proceeds $628,771)		(679,738)

Total Securities Sold Short — (1.7)% (Proceeds $628,771)		$(679,738)

PURCHASED OPTIONS — 0.5%(F)

		Value

Total Purchased Options (Cost $251,335)		$213,760

WRITTEN OPTION — (0.1)%(F)

Value

Total Written Options (Premiums Received $25,958)	$(24,375)

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
July 31, 2019 (Unaudited)

A list of the over-the-counter option contracts held by the Fund at July 31, 2019, is as follows:

PURCHASED OPTIONS — 0.5%

	Contracts	Notional	Strike Price	Expiration Date	Value
Call Options

UNITED STATES — 0.4%
October 19 Calls on VIX*	500	$806,000	$18.00	10/19/19	$106,500
September 19 Calls on XAU*	100	876,351	80.00	09/21/19	65,000

Total Call Options					171,500

Put Options

UNITED STATES — 0.1%
October 19 Puts on SPX*	12	3,576,456	2,700.00	10/19/19	24,240
September 19 Puts on NDX*	4	3,139,512	7,200.00	09/21/19	18,020

Total Put Options					42,260

Total Purchased Options					$213,760

WRITTEN OPTION — (0.1)%

	Contracts	Notional	Strike Price	Expiration Date	Value

Call Option

UNITED STATES — (0.1)%
October 19 Calls on VIX*	$(375)	$(604,500)	$28.00	10/19/19	$(24,375)

A list of the open futures contracts held by the Fund at July 31, 2019, is as follows:

Type of Contract	Number of Contracts (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation
British Pound	(5)	Sep-2019	$(396,238)	$(380,875)	$15,363
Euro	(19)	Sep-2019	(2,693,184)	(2,642,781)	50,403
Japanese Yen	(4)	Mar-2020	(470,190)	(467,475)	2,715

			$(3,559,612)	$(3,491,131)	$68,481

A list of the open forward foreign currency contracts held by the Fund at July 31, 2019 is as follows:

Counterparty	Settlement Date		Currency to Deliver			Currency to Receive		Unrealized Appreciation
U.S. Bank	08/30/19	SGD		1,488,000	USD		1,085,300	$1,912
U.S. Bank	08/30/19	HKD		31,018,000	USD		3,968,171	4,158

								$6,070

A list of the open OTC swap agreements as of July 31, 2019 is as follows:

Total Return Swaps
									Upfront	Net Unrealized
				Payment	Termination		Notional		Payments/	Appreciation
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Frequency	Date	Currency	Amount	Value	Receipts	(Depreciation)
Deutsche Bank	ANGI Homeservices Inc.	TOTAL RETURN STOCK	DEUTSCHE BANK - ANGI HOMESERVICES INC -00183L	Annually	01/15/2020	USD	107,384	$755	$–	$755
Deutsche Bank	ANI Pharmaceuticals Inc.	TOTAL RETURN STOCK	DEUTSCHE BANK - ANIP -00182C103	Annually	01/15/2020	USD	550,620	(25,713)	–	(25,713)
Deutsche Bank	ANI Pharmaceuticals Inc., 3%	FIX NOMINAL	DEUTSCHE BANK -
			ANIP -00182CAA1	Annually	12/01/2019	USD	(142,118)	36,239	–	36,239
Deutsche Bank	Bilibili Inc.	TOTAL RETURN	DEUTSCHE BANK
		STOCK	- BILIBILI INC
			- 090040106	Annually	01/15/2020	USD	61,800	5,252	–	5,252
Deutsche Bank	Cardtronics, 1%	FIX NOMINAL	“DEUTSCHE BANK
			- CATM -14161HAG3”	Annually	01/15/2020	USD	19,668	1,148	–	1,148
Deutsche Bank	Cowen	TOTAL RETURN	DEUTSCHE BANK -
		STOCK	COWEN 223622606	Annually	01/15/2020	USD	293,407	(42,597)	–	(42,597)

3

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
July 31, 2019 (Unaudited)

Total Return Swaps (continued)
									Upfront	Net Unrealized
				Payment	Termination		Notional		Payments/	Appreciation
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Frequency	Date	Currency	Amount	Value	Receipts	(Depreciation)
Deutsche Bank	Cowen, 3%	FIX NOMINAL	DEUTSCHE BANK
			- COWEN INC
			223622AE1	Annually	01/15/2020	USD	(41,703)	$46,959	$–	$46,959
Deutsche Bank	Dycom Industries	TOTAL RETURN	DEUTSCHE BANK -
		STOCK	DYCOM -267475101	Annually	01/15/2020	USD	248,492	(445)	–	(445)
Deutsche Bank	Dycom Industries, 0.75%	FIX NOMINAL	DEUTSCHE BANK -
			DY -267475AB7	Annually	01/15/2020	USD	39,083	2,772	–	2,772
Deutsche Bank	Exact Sciences	TOTAL RETURN	DEUTSCHE BANK
		STOCK	- EXACT SCI CORP
			-30063P105	Annually	01/15/2020	USD	639,305	6,501	–	6,501
Deutsche Bank	Exact Sciences, 0.38%	FIX NOMINAL	DEUTSCHE BANK
			- EXACT SCI CO
			30063PAB1	Annually	01/15/2020	USD	(183,439)	(10,041)	–	(10,041)
Deutsche Bank	Jazz Investments	TOTAL RETURN	DEUTSCHE BANK -
		STOCK	JAZZ INVESTMENTS
			G50871105	Annually	01/15/2020	USD	273,197	(8,882)	–	(8,882)
Deutsche Bank	Jazz Investments, 1.5%	FIX NOMINAL	DEUTSCHE BANK -
			JAZZ INVESTMENTS
			472145AD3	Annually	01/15/2020	USD	22,313	8,797	–	8,797
Deutsche Bank	Match Group Inc.	TOTAL RETURN	DEUTSCHE BANK
		STOCK	- MATCH GROUP
			-57665R106	Annually	01/15/2020	USD	281,472	(8,406)	–	(8,406)
Deutsche Bank	Medicines Company	TOTAL RETURN	DEUTSCHE BANK
		STOCK	- MEDICINES CO
			584688105	Annually	01/15/2020	USD	500,602	11,474	–	11,474
Deutsche Bank	Medicines Company, 2.5%	FIX NOMINAL	DEUTSCHE BANK
			- MEDICINES CO
			584688AE5	Annually	01/15/2020	USD	(165,511)	(8,735)	–	(8,735)
Deutsche Bank	Microchip Technology	TOTAL RETURN	DEUTSCHE BANK -
		STOCK	MICROCHIP TECH
			595017104	Annually	01/15/2020	USD	1,980,850	(37,784)	–	(37,784)
Deutsche Bank	Microchip Technology, 1.625%	FIX NOMINAL	DEUTSCHE BANK - MICROCHIP TECH 595017AD6	Annually	01/15/2020	USD	(873,328)	46,754	–	46,754
Deutsche Bank	Nuvasive	TOTAL RETURN	DEUTSCHE BANK
		STOCK	- NUVASIVE INC
			670704105	Annually	01/15/2020	USD	295,547	(42,086)	–	(42,086)
Deutsche Bank	Nuvasive, 2.25%	FIX NOMINAL	DEUTSCHE BANK
			- NUVASIVE INC
			670704AG0	Annually	01/15/2020	USD	(64,950)	39,302	–	39,302
Deutsche Bank	PDL Biopharma	TOTAL RETURN	DEUTSCHE BANK -
		STOCK	PDL BIOPHARMA INC
			69329Y104	Annually	01/15/2020	USD	180,518	20,645	–	20,645
Deutsche Bank	PDL Biopharma, 2.75%	FIX NOMINAL	DEUTSCHE BANK -
			PDL BIOPHARMA INC
			69329YAG9	Annually	01/15/2020	USD	(26,403)	(16,662)	–	(16,662)
Deutsche Bank	Pros Holdings Inc.	TOTAL RETURN	DEUTSCHE BANK
		STOCK	- PROS HOLDING
			74346Y103	Annually	11/15/2019	USD	1,151,483	(67,855)	–	(67,855)
Deutsche Bank	Pros Holdings Inc., 0.06%	FIX NOMINAL	DEUTSCHE BANK
			- PROS HOLDING
			74346YAD5	Annually	11/15/2019	USD	(385,520)	93,342	–	93,342
Deutsche Bank	QGEN	TOTAL RETURN	DEUTSCHE BANK -
		STOCK	QGEN -N72482123	Annually	01/15/2020	USD	1,241,790	75,095	–	75,095
Deutsche Bank	QGEN, 0.88%	TOTAL RETURN BOND	“DEUTSCHE BANK -
			QGEN -‘BKRTYD0”	Annually	01/15/2020	USD	(432,868)	(44,031)	–	(44,031)
Deutsche Bank	Sea Limited	TOTAL RETURN	DEUTSCHE BANK
		STOCK	- SEA LIMITED
			81141R100	Annually	01/15/2020	USD	1,537,671	4,414	–	4,414
Deutsche Bank	Sea Limited, 2.25%	FIX NOMINAL	DEUTSCHE BANK
			- SEA LIMITED
			81141RAB6	Annually	01/15/2020	USD	(906,950)	3,043	–	3,043
Deutsche Bank	Silicon Laboratories	TOTAL RETURN	DEUTSCHE BANK
		STOCK	- SILICON LABS
			826919102	Annually	01/15/2020	USD	397,555	(21,947)	–	(21,947)
Deutsche Bank	Silicon Laboratories, 1.375%	FIX NOMINAL	DEUTSCHE BANK
			- SILICON LABS
			826919AB8	Annually	01/15/2020	USD	(131,863)	31,359	–	31,359
Deutsche Bank	SYNA	TOTAL RETURN	DEUTSCHE BANK -
		STOCK	SYNA -87157D109	Annually	01/15/2020	USD	63,987	(1,439)	–	(1,439)
Deutsche Bank	SYNA, 0.50%	FIX NOMINAL	“DEUTSCHE BANK -
			SYNA -87157DAD1	Annually	01/15/2020	USD	48,444	724	–	724
Deutsche Bank	Teradyne, Inc.	TOTAL RETURN	DEUTSCHE BANK
		STOCK	- TERADYNE INC
			880770102	Annually	11/28/2019	USD	740,671	(149,465)	–	(149,465)
Deutsche Bank	Teradyne, Inc., 1.25%	FIX NOMINAL	DEUTSCHE BANK
			- TERADYNE INC
			880770AG7	Annually	11/28/2019	USD	(352,222)	146,821	–	146,821
Deutsche Bank	Vishay Intertechnology	TOTAL RETURN	“DEUTSCHE BANK
		STOCK	- VSHS-“928298108”	Annually	01/15/2020	USD	269,106	(17,069)	–	(17,069)

4

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
July 31, 2019 (Unaudited)

Total Return Swaps (continued)
									Upfront	Net Unrealized
				Payment	Termination		Notional		Payments/	Appreciation
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Frequency	Date	Currency	Amount	Value	Receipts	(Depreciation)
Deutsche Bank	Vishay Intertechnology, 2.25%	FIX NOMINAL	“DEUTSCHE BANK -
			VSHB -“928298AP3”	Annually	01/15/2020	USD	105,600	$28,044	$–	$28,044
Deutsche Bank	Weibo	TOTAL RETURN	DEUTSCHE BANK
		STOCK	- WEIBO CORP
			948596101	Annually	01/15/2020	USD	42,050	3,914	–	3,914
Deutsche Bank	Weibo, 1.25%	FIX NOMINAL	DEUTSCHE BANK
			- WEIBO CORP
			948596AC5	Annually	01/15/2020	USD	74,217	(2,165)	–	(2,165)
Deutsche Bank	Wright Medical Group	TOTAL RETURN	DEUTSCHE BANK -
		STOCK	WRIGHT MEDICAL
			GRP N96617118	Annually	01/15/2020	USD	683,088	(57,430)	–	(57,430)
Deutsche Bank	Wright Medical Group, 2.25%	FIX NOMINAL	DEUTSCHE BANK -
			WMGI 21/4 11/15/21
			-98236JAB4	Annually	01/15/2020	USD	(364,167)	84,948	–	84,948

								$135,550	$–	$135,550

Percentages	are based upon Net Assets of $41,092,375.

*	Non-income producing security.
(A)	Zero coupon security. The rate reported is the effective yield at the time of purchase.
(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2019 was $2,822,590 and represents 6.9% of Net Assets.

(C)	All or portion of the shares have been committed as collateral for open short positions
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	The rate reported is the 7-day effective yield as of July 31, 2019.
(F)	Refer to table below for details on Options Contracts.

Cl — Class

EUR — Euro

GBP — Great British Pound

HKD — Hong Kong Dollar

ICE — Intercontinental Exchange

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

NDX — NASDAQ 100 Index

OTC — Over the counter

SGD — Singapore Dollar

SPX — S&P 500 Index

USD — U.S. Dollar

VAR — Variable Rate

VIX — CBOE Volatility Index

XAU — Philadelphia Gold and Silver

The following is a summary of the inputs used as of July 31, 2019 when valuing the Fund’s investments and other financial instruments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$31,166,064	$—	$31,166,064
Common Stock	54,000	—	—	54,000
Short-Term Investment	820,385	—	—	820,385

Total Investments in Securities	$874,385	$31,166,064	$—	$32,040,449

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(679,738)	$—	$—	$(679,738)

Total Securities Sold Short	$(679,738)	$—	$—	$(679,738)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$213,760	$—	$—	$213,760
Written Options	(24,375)	—	—	(24,375)
Futures Contracts *
Unrealized Appreciation	68,481	—	—	68,481
Forwards Contracts *
Unrealized Appreciation	—	6,070	—	6,070
OTC Swap Contracts
Total Return Swaps *
Unrealized Appreciation	—	698,302	—	698,302
Unrealized Depreciation	—	(562,752)	—	(562,752)

Total Other Financial Instruments	$257,866	$141,620	$—	$399,486

* Future contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) of the instrument.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-019-0900

5

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD STRATEGIC CONVERTIBLES FUND
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
CONVERTIBLE BONDS — 97.0%

	Face Amount		Value

CANADA — 3.3%
SSR Mining
2.500%, 04/01/39 (A)		$800,000	$913,500
Tilray
5.000%, 10/01/23 (A)		450,000	357,778
			1,271,278

CHINA — 11.6%
Bilibili
1.375%, 04/01/26 (A)		1,000,000	928,284
China Yangtze Power International BVI 1
0.000%, 11/09/21 (B)		1,000,000	1,048,528
iQIYI
3.750%, 12/01/23 (A)		800,000	846,134
Luye Pharma Group
1.500%, 07/09/24		1,000,000	1,065,312
Semiconductor Manufacturing International
0.000%, 07/07/22 (B)		500,000	550,490
			4,438,748

FRANCE — 2.2%
Airbus MTN
0.000%, 06/14/21 (B)	EUR	700,000	858,005

NEW ZEALAND — 1.9%
Xero Investments
2.375%, 10/04/23		$600,000	708,859

SWITZERLAND — 1.4%
Glencore Funding MTN
1.017%, 03/27/25 (B)		600,000	526,769

UNITED STATES — 76.6%
Akamai Technologies
0.125%, 05/01/25		2,115,000	2,377,695
Atlas Air Worldwide Holdings
2.250%, 06/01/22		875,000	868,924
Atlassian
0.625%, 05/01/23		220,000	396,645
BioMarin Pharmaceutical
1.500%, 10/15/20		520,000	561,619
Booking Holdings
0.900%, 09/15/21		1,200,000	1,381,605
Carbonite
2.500%, 04/01/22		600,000	610,258
Cree
0.875%, 09/01/23 (A)		1,050,000	1,293,357
DocuSign
0.500%, 09/15/23 (A)		1,000,000	1,053,635
Extra Space Storage
3.125%, 10/01/35 (A)		650,000	808,053
Fortive
0.875%, 02/15/22 (A)		400,000	411,019
Herbalife
2.000%, 08/15/19		750,000	749,024
Horizon Pharma Investment
2.500%, 03/15/22		1,035,000	1,161,824
IAC Financeco 3
2.000%, 01/15/30 (A)		1,275,000	1,375,774
InterDigital
2.000%, 06/01/24 (A)		750,000	764,475

CONVERTIBLE BONDS — continued

	Face Amount	Value
KBR
2.500%, 11/01/23 (A)	$800,000	$967,930
Medicines Company
2.500%, 01/15/22	850,000	1,016,948
Microchip Technology
2.250%, 02/15/37	600,000	773,280
1.625%, 02/15/27	1,175,000	1,497,302
NextEra Energy Partners
1.500%, 09/15/20 (A)	500,000	504,040
Palo Alto Networks
0.750%, 07/01/23 (A)	1,425,000	1,565,327
Splunk
0.500%, 09/15/23 (A)	2,175,000	2,476,767
Square
0.500%, 05/15/23	1,100,000	1,399,401
Teladoc Health
1.375%, 05/15/25	550,000	825,011
Tesla
1.250%, 03/01/21	1,750,000	1,703,595
Verastem
5.000%, 11/01/48	75,000	37,972
Viavi Solutions
1.750%, 06/01/23	1,300,000	1,600,224
Wright Medical Group
2.250%, 11/15/21	800,000	1,156,780
		29,338,484

Total Convertible Bonds (Cost $35,367,034)		37,142,143

CONVERTIBLE PREFERRED STOCK — 1.4%

	Shares
UNITED STATES — 1.4%
Crown Castle International, 6.875% *‡	450	542,592

(Cost $523,585)		542,592

SHORT-TERM INVESTMENT — 1.9%

SEI Daily Income Trust, Government Fund, Cl F, 2.210% (C) (Cost $709,043)	709,043	709,043

Total Investments — 100.3% (Cost $36,599,662)		$38,393,778

Percentages are based upon Net Assets of $38,276,623.

*	Non-income producing security.
(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2019 was $16,643,768 and represents 43.5% of Net Assets.

(B)	Zero coupon security. The rate reported is the effective yield at the time of purchase.

(C) The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

EUR — Euro

MTN — Medium Term Note

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD STRATEGIC CONVERTIBLES FUND
July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$ 37,142,143	$—	$37,142,143
Convertible Preferred Stock	542,592	—	—	542,592
Short-Term Investment	709,043	—	—	709,043

Total Investments in Securities	$1,251,635	$ 37,142,143	$—	$38,393,778

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-020-0900

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD FLEXIBLE INCOME FUND
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
PREFERRED STOCK — 43.8%

	Shares	Value

COMMUNICATION SERVICES — 0.9%
GCI Liberty, 7.000%	1,465	$38,735

CONSUMER DISCRETIONARY — 1.3%
Brunswick, 6.375%	1,000	26,360
QVC, 6.375%	700	17,605
Triton International, 8.000%	550	14,476
		58,441

CONSUMER STAPLES — 0.1%
CHS, 7.100%, VAR ICE LIBOR USD 3 Month+4.298%	200	5,406

ENERGY — 7.6%
Crestwood Equity Partners, 9.250% (A)	5,725	54,044
DCP Midstream, 7.950%, VAR ICE LIBOR USD 3 Month+4.882%	850	21,258
DCP Midstream, 7.875%, VAR ICE LIBOR USD 3 Month+4.919%	685	17,029
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	400	9,812
Energy Transfer Operating, 7.600%, VAR ICE LIBOR USD 3 Month+5.161%	250	6,218
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	650	15,795
GasLog Partners, 8.625%, VAR ICE LIBOR USD 3 Month+6.310%	650	16,361
GasLog Partners, 8.500%, VAR ICE LIBOR USD 3 Month+5.317%	600	14,424
GasLog Partners, 8.200%, VAR ICE LIBOR USD 3 Month+5.839%	425	10,081
Global Partners, 9.750%, VAR ICE LIBOR USD 3 Month+6.774%	1,125	29,588
Hoegh LNG Partners, 8.750%	1,325	35,682
NGL Energy Partners, 9.625%, VAR ICE LIBOR USD 3 Month+7.384%	650	16,575
NGL Energy Partners, 9.000%, VAR ICE LIBOR USD 3 Month+7.213%	750	18,645
NuStar Logistics, 9.037%, VAR ICE LIBOR USD 3 Month+6.734%	1,000	25,970
Teekay LNG Partners, 8.500%, VAR ICE LIBOR USD 3 Month+6.241%	1,500	37,005
		328,487

FINANCIALS — 17.9%
Affiliated Managers Group, 5.875%	1,050	27,794
AGNC Investment, 7.000%, VAR ICE LIBOR USD 3 Month+5.111% ‡	175	4,519
AGNC Investment, 6.875%, VAR ICE LIBOR USD 3 Month+4.332% ‡	1,275	32,627
Annaly Capital Management, 6.750%, VAR ICE LIBOR USD 3 Month+4.989% ‡	2,080	53,477
Apollo Global Management, 6.375% (A)	50	1,306
ARMOUR Residential, 7.875% ‡	700	17,514
B. Riley Financial, 7.500%	925	23,763
B. Riley Financial, 7.250%	475	11,965
B. Riley Financial, 6.750%	1,000	26,200
Capstead Mortgage, 7.500% ‡	650	16,588
Carlyle Group, 5.875%	1,750	43,838
Cherry Hill Mortgage Investment, 8.250%, VAR ICE LIBOR USD 3 Month+5.631% ‡	925	23,736
Chimera Investment, 8.000%, VAR ICE LIBOR USD 3 Month+5.379% ‡	825	21,302

PREFERRED STOCK — continued

	Shares	Value

FINANCIALS — continued
Chimera Investment, 8.000%, VAR ICE LIBOR USD 3 Month+5.791% ‡	200	$5,236
Chimera Investment, 7.750%, VAR ICE LIBOR USD 3 Month+4.743% ‡	275	6,960
Citizens Financial Group, 6.350%, VAR ICE LIBOR USD 3 Month+3.642%	350	9,653
Compass Diversified Holdings, 7.875%, VAR ICE LIBOR USD 3 Month+4.985%	1,675	40,987
Cowen, 7.750%	533	14,183
Dynex Capital, 7.625% ‡	1,080	26,989
Eagle Point Credit, 7.750%	225	5,917
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	375	9,934
Enstar Group, 7.000%	625	16,587
Exantas Capital, 8.625%, VAR ICE LIBOR USD 3 Month+5.927% ‡	650	16,900
Fidus Investment, 6.000%	225	5,812
Global Indemnity, 7.750%	250	6,488
Hercules Capital, 6.250%	410	10,414
IBERIABANK, 6.100%, VAR ICE LIBOR USD 3 Month+3.859%	650	17,453
Invesco Mortgage Capital, 7.500%, VAR ICE LIBOR USD 3 Month+5.289% ‡	1,300	33,644
Ladenburg Thalmann Financial Services, 7.750%	660	17,127
Ladenburg Thalmann Financial Services, 7.000%	400	10,064
Ladenburg Thalmann Financial Services, 6.500%	200	4,906
MFA Financial, 7.500% ‡	1,000	25,220
New Residential Investment, 7.500%, VAR ICE LIBOR USD 3 Month+5.802% ‡	1,675	44,471
Newtek Business Services, 5.750%	2,400	60,264
Oaktree Specialty Lending, 6.125%	542	13,875
Oxford Square Capital, 6.500%	121	3,113
PennyMac Mortgage Investment Trust, 8.125%, VAR ICE LIBOR USD 3 Month+5.831% ‡	471	12,632
Prospect Capital, 6.875%	375	9,716
Ready Capital, 6.200% ‡	1,175	29,974
Two Harbors Investment, 7.250%, VAR ICE LIBOR USD 3 Month+5.011% ‡	710	17,892
Unum Group, 6.250%	186	5,048
		786,088

INDUSTRIALS — 2.3%
Air Lease, 6.150%, VAR ICE LIBOR USD 3 Month+3.650%	1,000	26,910
CAI International, 8.500%, VAR ICE LIBOR USD 3 Month+5.820%	375	9,840
CAI International, 8.500%, VAR ICE LIBOR USD 3 Month+5.687%	75	1,965
Seaspan, 8.000%, VAR ICE LIBOR USD 3 Month+5.008%	550	13,689
Seaspan, 7.125%	775	20,344
Triton International, 8.500%	1,000	27,120
		99,868

REAL ESTATE — 10.8%
Armada Hoffler Properties, 6.750% ‡	400	10,640
Brookfield Property Partners, 6.500%	1,125	28,890
Colony Capital, 8.750% ‡	1,425	36,751
CorEnergy Infrastructure Trust, 7.375% ‡	975	25,672

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD FLEXIBLE INCOME FUND
July 31, 2019 (Unaudited)

PREFERRED STOCK — continued

	Shares	Value

REAL ESTATE — continued
Farmland Partners, 10.000% ‡	1,400	$33,586
Gladstone Commercial, 7.000% ‡	700	17,969
Global Medical REIT, 7.500% ‡	375	9,675
Global Net Lease, 7.250% ‡	800	20,480
Hersha Hospitality Trust, 6.500% ‡	1,450	36,119
Jernigan Capital, 7.000% ‡	800	20,736
Landmark Infrastructure Partners, 7.900%	650	16,217
Landmark Infrastructure Partners, 7.000% (B)	400	10,012
Monmouth Real Estate Investment, 6.125% ‡	1,475	36,728
QTS Realty Trust, 7.125% ‡	446	11,757
RLJ Lodging Trust, 1.950% *‡	1,275	33,851
Spirit Realty Capital, 6.000% ‡	1,376	35,349
Summit Hotel Properties, 6.450% ‡	400	10,448
Summit Hotel Properties, 6.250% ‡	725	18,886
UMH Properties, 8.000% ‡	92	2,434
UMH Properties, 6.750% ‡	1,350	34,722
UMH Properties, 6.375% ‡	875	21,875
		472,797

UTILITIES — 2.9%
Algonquin Power & Utilities, 6.200%, VAR ICE LIBOR USD 3 Month+4.010%	2,875	77,050
Aqua America, 6.000%	675	38,596
Spire, 5.900%	350	9,667
		125,313

Total Preferred Stock (Cost $1,811,221)		1,915,135

CORPORATE OBLIGATIONS — 23.7%

	Face Amount

COMMUNICATION SERVICES — 2.3%
CenturyLink
7.600%, 09/15/39	$50,000	46,625
Clear Channel Worldwide Holdings
6.500%, 11/15/22	50,000	51,050
		97,675

CONSUMER DISCRETIONARY — 5.6%
CSC Holdings
7.500%, 04/01/28 (C)	50,000	55,062
Entercom Media
7.250%, 11/01/24 (C)	50,000	52,375
Icahn Enterprises
6.250%, 05/15/26 (C)	50,000	51,625
Nathan’s Famous
6.625%, 11/01/25 (C)	25,000	24,750
Quad
7.000%, 05/01/22	35,000	35,700
Yum! Brands
6.875%, 11/15/37	25,000	27,063
		246,575

CONSUMER STAPLES — 2.6%
Albertsons
5.750%, 03/15/25	45,000	45,900
B&G Foods
5.250%, 04/01/25	50,000	49,750

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — continued
Energizer Holdings
5.500%, 06/15/25 (C)	$20,000	$20,306
		115,956

ENERGY — 3.0%
DCP Midstream
7.375%, VAR ICE LIBOR USD 3 Month+5.148%, 06/15/68	25,000	24,611
Energy Transfer Operating
6.250%, VAR ICE LIBOR USD 3 Month+4.028%, 02/15/68	10,000	9,345
Global Partners
6.250%, 07/15/22	15,000	15,263
Plains All American Pipeline
6.125%, VAR ICE LIBOR USD 3 Month+4.110%, 11/15/67	20,000	19,289
SemGroup
5.625%, 11/15/23	25,000	24,063
Summit Midstream Partners
9.500%, VAR ICE LIBOR USD 3 Month+7.430%, 12/15/67	50,000	37,375
		129,946

FINANCIALS — 7.0%
Assurant
7.000%, VAR ICE LIBOR USD 3 Month+4.135%, 03/27/48	20,000	21,450
Brighthouse Financial
4.700%, 06/22/47	45,000	39,207
CIT Group
5.800%, VAR ICE LIBOR USD 3 Month+3.972%, 12/15/67	25,000	25,437
Citizens Financial Group
6.375%, VAR ICE LIBOR USD 3 Month+3.157%, 01/06/68	10,000	10,365
Compass Group Diversified Holdings
8.000%, 05/01/26 (C)	40,000	41,800
GasLog
8.875%, 03/22/22	50,000	51,550
Global Partners
7.000%, 08/01/27 (C)	50,000	50,125
Kennedy-Wilson
5.875%, 04/01/24	35,000	35,736
Popular
6.125%, 09/14/23	10,000	10,750
SemGroup
5.625%, 07/15/22	20,000	19,675
		306,095

INDUSTRIALS — 0.8%
Fortress Transportation & Infrastructure Investors
6.500%, 10/01/25 (C)	25,000	25,906
Icahn Enterprises
6.375%, 12/15/25	10,000	10,450
		36,356

INFORMATION TECHNOLOGY — 0.2%
Symantec
5.000%, 04/15/25 (C)	10,000	10,200

REAL ESTATE — 2.2%
CoreCivic
4.750%, 10/15/27	10,000	8,675
4.625%, 05/01/23	25,000	23,769

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD FLEXIBLE INCOME FUND
July 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

REAL ESTATE — continued
GEO Group
5.875%, 10/15/24	$25,000	$20,875
5.125%, 04/01/23	25,000	22,250
iStar
6.000%, 04/01/22	20,000	20,500
		96,069

Total Corporate Obligations (Cost $1,022,661)		1,038,872

COMMON STOCK — 11.5%

	Shares

COMMUNICATIONS SERVICES — 0.9%
AT&T	1,100	37,455

CONSUMER DISCRETIONARY — 1.3%
Amazon.com *	20	37,336
G-III Apparel Group *	650	18,629
		55,965

ENERGY — 0.7%
Enviva Partners (A)	1,075	32,508

FINANCIALS — 4.9%
AGNC Investment ‡	1,825	31,280
Ares Capital	1,875	34,819
Bank of America	650	19,942
Exantas Capital ‡	1,825	20,422
FS KKR Capital	6,625	37,961
Moelis, Cl A	525	19,131
Morgan Stanley	300	13,368
TCG BDC	2,250	34,020
		210,943

INFORMATION TECHNOLOGY — 1.0%
CACI International, Cl A *	90	19,363
Leidos Holdings	315	25,862
		45,225

REAL ESTATE — 1.8%
CatchMark Timber Trust, Cl A ‡	3,250	33,020
Iron Mountain ‡	1,075	31,616
Jernigan Capital ‡	800	15,872
		80,508

UTILITIES — 0.9%
Atlantica Yield	1,650	38,263

Total Common Stock (Cost $478,318)		500,867

U.S. TREASURY OBLIGATIONS — 8.0%

	Face Amount

U.S. Treasury Notes
2.875%, 08/15/28	25,000	26,790
1.750%, 11/30/19	100,000	99,844
1.500%, 11/30/19	125,000	124,702
1.250%, 08/31/19	100,000	99,924
Total U.S. Treasury Obligations (Cost $350,281)		351,260

EXCHANGE TRADED FUNDS — 3.1%

	Shares	Value

UNITED STATES — 3.1%
Invesco Senior Loan ETF	3,032	$69,190
SPDR Blackstone	1,375	63,896
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	110	2,987

Total Exchange Traded Funds (Cost $133,009)		136,073

CONVERTIBLE BONDS — 1.6%

	Face Amount
FINANCIALS — 0.6%
Colony Capital
3.875%, 01/15/21	25,000	24,562

INDUSTRIALS — 1.0%
Macquarie Infrastructure
2.000%, 10/01/23	50,000	45,418

Total Convertible Bonds (Cost $68,706)		69,980

SHORT-TERM INVESTMENTS — 9.3%

	Shares

SEI Daily Income Trust, Government Fund, Cl F, 2.210% (D) (Cost $407,692)	407,692	407,692

Total Investments — 101.0% (Cost $4,271,888)		$4,419,879

Percentages are based upon Net Assets of $4,377,040.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is a Master Limited Partnership. At July 31, 2019, such securities amounted to $87,858, or 2.0% of the net assets of the Fund.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2019 was $321,949 and represents 7.4% of Net Assets.

(D)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

ETF —Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

VAR — Variable Rate

3

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD FLEXIBLE INCOME FUND
July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$371,582	$1,543,553	$—	$1,915,135
Corporate Obligations	—	1,038,872	—	1,038,872
Common Stock	500,867	—	—	500,867
U.S. Treasury Obligations	—	351,260	—	351,260
Exchange Traded Funds	136,073	—	—	136,073
Convertible Bonds	—	69,980	—	69,980
Short-Term Investment	407,692	—	—	407,692

Total Investments in Securities	$1,416,214	$3,003,665	$—	$4,419,879

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-021-0200

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